Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent events
Subsequent events

27. Subsequent events

On January 5, 2018 Takeda , announced its intention to launch a potential voluntary and conditional public tender offer to purchase (i) up to 100% of the issued and outstanding shares of the Company that are held by residents in the United States, including holders who are “U.S. Holders” (as that term is defined under instruction 2 to paragraphs (c) and (d) of Rule 14d-1 under the U.S. Securities Exchange Act of 1934, as amended (the “Exchange Act”) for €1.78 per share and (ii) up to 100% of the outstanding ADSs of the Company from all holders, wherever located, for €35.60 (payable in the equivalent amount of U.S. dollars) per ADS, in each case, in cash, without interest, and in each case less the amount of any fees, expenses and withholding taxes that may be applicable, upon the terms and subject to the conditions set forth in the Tender Offer Statement on Schedule TO (as amended or supplemented from time to time, the “Schedule TO”) to be filed by Takeda with the U.S. Securities and Exchange Commission (the “SEC”) and the Schedule 14D-9 to be filed by the Company with the SEC (the “U.S. Offer”). The Schedule TO and Schedule 14D-9 will be available at the SEC’s website (www.sec.gov).

Simultaneously with the U.S. Offer, Takeda announced its intention to launch an offer in accordance with the laws of Belgium to purchase (i) up to 100% of the issued and outstanding shares from all holders of shares, wherever located, subject to certain restrictions for €1.78 per share and (ii) up to 100% of the issued and outstanding warrants of the Company to acquire shares from all holders of Warrants, wherever located, subject to certain restrictions and subject to the conditions set forth in the prospectus prepared by Takeda (the “Prospectus”) to be approved by the Belgian Financial Services and Market authority (the “FSMA”) (the “Belgian Offer” and, together with the U.S. Offer, the “Tender Offer”), and on substantially the same terms as the shares offered to be purchased pursuant to the U.S. Offer. The U.S. Offer will be open to all holders of ADSs, wherever located, including Belgian-resident holders, and to all holders of shares who are U.S. Holders. Holders of shares who are not U.S. Holders will only be allowed to tender their shares into the Belgian Offer.

The Tender Offer will be made in connection with, and subject to the terms and conditions of, the Offer and Support Agreement, dated as of January 5, 2018, by and among Takeda and the Company (as such agreement may be amended from time to time, the “Offer and Support Agreement”). The Offer and Support Agreement includes certain representations, warranties and undertakings by both parties customary in transactions of a similar nature, including an obligation of the Company to conduct its business and operations in the ordinary course and consistent with past practices until the completion of the Tender Offer and cooperation by the parties in necessary regulatory filings and in completing the Tender Offer in the most expeditious way possible. The Company has agreed not to solicit or encourage any competing offers or proposals for such offers or other transactions competing with the Tender Offer, nor to facilitate or promote any such competing proposals, unless the Company’s board of directors has determined that, with respect to an unsolicited competing proposal, failure to take such measures would be inconsistent with the board of directors’ fiduciary duties. The Tender Offer will be subject to (i) the tender into the U.S. Offer and the Belgian Offer, in aggregate, of a number of shares, warrants and ADSs that, together with all shares, warrants and ADSs owned by Takeda and its affiliates, represents or gives access to 85% or more of the voting rights represented or given access to by all of the outstanding shares, warrants and ADSs on a fully diluted basis as of the end of the first acceptance period, (ii) no material adverse effect since the execution of and as defined in the Offer and Support Agreement, (iii) the receipt of U.S. anti-trust clearance (which has been obtained) and (iv) Cx601 obtaining marketing authorization in the European Union by the European Commission (which was obtained on March 23, 2018).

On January 19, 2018 the Company issued 20,037,848 new shares resulting from the conversion of 18 million of senior unsecured convertible bonds of TiGenix NV due on March 6, 2018.

On March 23, 2018 the European Commission approved Alofisel (darvadstrocel), previously Cx601, for the treatment of complex perianal fistulas in adult patients with nonactive/mildly active luminal Crohn’s disease, when fistulas have shown an inadequate response to at least one conventional or biologic therapy. Alofisel should be used after conditioning of fistula. This marks the first allogeneic stem cell therapy to receive central marketing authorization (MA) approval in Europe.